Statements of Appropriation of Retained Earnings (Disposition of Deficit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Appropriation of Retained Earnings [Line Items]
Unappropriated retained earnings (undisposed deficits) carried over from prior years	₩ 11,921,039
Net income (loss)	3,621,968	₩ (4,716,144)	₩ (24,429,108)
Remeasurement of the defined benefit plan	(296,135)	(271,724)	₩ 663,095
Separate [member]
Statement of Appropriation of Retained Earnings [Line Items]
Unappropriated retained earnings (undisposed deficits) carried over from prior years	0	0
Net income (loss)	829,339	(3,249,233)
Remeasurement of the defined benefit plan	(125,132)	(149,474)
Retained earnings before appropriations	704,207	(3,398,707)
Transfer from voluntary reserves	0	3,398,707
Subtotal (I+II)	704,207	0
Dividends	(136,738)	0
Voluntary reserves	(567,469)	0
Appropriations of retained earnings	(704,207)	0
Unappropriated retained earnings (undisposed deficits) to be carried over forward to subsequent year	₩ 0	₩ 0